Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019
Service and Premier Shares | NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MUNICIPAL PORTFOLIO—SERVICE SHARES AND PREMIER SHARES
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide, to the extent consistent with the preservation of capital, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments. This objective may be changed without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service Shares and Premier Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year<br/>as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing primarily in high-quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Portfolio is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:
  Fixed, variable and floating rate notes and similar debt instruments;
  Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);
  Tax-exempt commercial paper;
  Municipal bonds, notes, paper or other instruments; and
  Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.
Except in extraordinary circumstances, at least 80% of the Portfolio’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will be deemed eligible investments for the purposes of determining whether the portfolio meets this policy. To the extent that the Portfolio invests in AMT obligations, a significant portion of the Portfolio’s dividends may be subject to federal income tax for shareholders subject to AMT. The Portfolio is not limited in the amount of its assets that may be invested in AMT obligations.

The Portfolio operates as an “institutional money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As an “institutional money market fund” under Rule 2a-7, the Portfolio is (1) required to sell and redeem its shares at its net asset value (“NAV”) rounded to the fourth decimal place (e.g., $1.0000) reflecting market-based values of the Portfolio’s holdings, and (2) the Board of Trustees (the “Board”) will be permitted to impose a “liquidity fee” on redemptions from the Portfolio (up to 2%) or temporarily restrict redemptions from the Portfolio for up to 10 business days during a 90-day period, as described in more detail under “Purchase and Sales of Portfolio Shares.”

		The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

FLOATING NAV RISK is the risk that because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.

GEOGRAPHIC AND SECTOR RISK is the risk that if the Portfolio invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Portfolio’s investments more than if its investments were not so concentrated in such geographic region or economic sector.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions , which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

LIQUIDITY FEE AND REDEMPTION GATE RISK is the risk that the Portfolio may impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts your ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

LIQUIDITY RISK is the risk that the Portfolio will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like and the Portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Portfolio’s performance.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Portfolio may be adversely affected by the volatile municipal market. The increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Municipalities continue to experience difficulties in the current economic and political environment.

MUNICIPAL SECURITIES RISK is the risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Portfolio may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Portfolio’s investments in municipal securities. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

TAX RISK is the risk that future legislative or administrative changes, court decisions or noncompliant conduct by issuers may materially affect the value of municipal instruments, the ability of the Portfolio to pay tax-exempt dividends, or may otherwise prevent the Portfolio from realizing the full current benefit of the tax-exempt status of such securities. Any such change could affect the value of an investment in the Portfolio.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

		You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Money Market Fund Price Fluctuates [Text]	rr_RiskMoneyMarketFundPriceFluctuates	Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Service Shares from year to year. As of December 31, 2018 there were no Premier Shares outstanding for the Portfolio.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

		Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Service Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above, the highest quarterly return was 0.38% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the third quarter of 2015.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS <br/>(For the periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for Service Shares of the Portfolio as of December 31, 2018: 1.53%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Service Shares of the Portfolio as of December 31, 2018
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Service and Premier Shares | NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.02%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	156
5 Years	rr_ExpenseExampleYear05	276
10 Years	rr_ExpenseExampleYear10	$ 624
2009	rr_AnnualReturn2009	0.19%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.02%
2013	rr_AnnualReturn2013	0.02%
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	0.02%
2016	rr_AnnualReturn2016	0.28%
2017	rr_AnnualReturn2017	0.63%
2018	rr_AnnualReturn2018	1.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1-Year	rr_AverageAnnualReturnYear01	1.23%
5-Year	rr_AverageAnnualReturnYear05	0.43%
10-Year	rr_AverageAnnualReturnYear10	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 11, 2000
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	1.53%
Service and Premier Shares | NORTHERN INSTITUTIONAL MUNICIPAL PORTFOLIO | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.02%
Service Fees	rr_Component2OtherExpensesOverAssets	0.50%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	236
5 Years	rr_ExpenseExampleYear05	413
10 Years	rr_ExpenseExampleYear10	$ 927

[1]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.